Operating expenses - Bonus awards - Actual and Expected (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses
Bonus awards deferred from 2022 and earlier			£ 17	£ 115	£ 94
Bonus awards deferred from 2023			92
Less: forfeiture of amounts deferred from prior years			(2)	(4)	(3)
Bonus awards deferred for 2024			0
Income statement charge for amounts deferred from prior years			£ 107	£ 111	£ 91
Forecast
Operating expenses
Bonus awards deferred from 2022 and earlier	£ 6	£ 8
Bonus awards deferred from 2023	9	8
Less: forfeiture of amounts deferred from prior years	0	0
Bonus awards deferred for 2024	22	122
Income statement charge for amounts deferred from prior years	£ 37	£ 138